Variable Interest Entity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 332	$ 327	$ 269
Accounts receivable and other current assets	1,357	1,131
PPE	32,654	29,668
Intangible assets	1,200	1,081
Total assets	53,051	47,822
Liabilities
Accounts payable and other current liabilities	(2,289)	(2,053)
Other liabilities	(1,138)	(1,210)
Total liabilities	(34,595)	(31,073)
Revenue	8,390	8,301
Expenses
Operating expenses	2,287	2,250
Depreciation and amortization	1,243	1,179
Finance charges	974	914
Net earnings	1,286	1,125
Capital expenditures	3,218	3,024
Dividends paid to non-controlling interests	$ 85	109
Waneta Partnership
Variable Interest Entity [Line Items]
Controlling ownership interest (percent)	51.00%
Noncontrolling ownership (percent)	49.00%
Variable Interest Entity | Waneta Partnership
Variable Interest Entity [Line Items]
Controlling ownership interest (percent)	51.00%
Noncontrolling ownership (percent)	49.00%
Long-term contract for electric power, term	40 years
Assets
Cash and cash equivalents	$ 15	16
Accounts receivable and other current assets	15	14
PPE	674	688
Intangible assets	30	30
Total assets	734	748
Liabilities
Accounts payable and other current liabilities	(6)	(28)
Other liabilities	(67)	(63)
Total liabilities	(73)	(91)
Net assets before partners' equity	661	657
Revenue	94	93
Expenses
Operating expenses	18	17
Depreciation and amortization	18	18
Finance charges	4	4
Total operating expenses	40	39
Net earnings	54	54
Capital expenditures	27	5
Dividends paid to non-controlling interests	35	34
Advances from non-controlling interests	$ 11	$ 0